Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 870,816
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	34	£ 93	[1]	£ (57)	[1]
At 31 December	907,307	870,816
Financial assets at fair value through profit or loss | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	9,889	11,681
Exchange and other adjustments	(1)	1
Gains recognised in the income statement within other income	529	352
Purchases/increases to customer loans	1,251	1,080
Sales/repayments of customer loans	(1,365)	(3,266)
Transfers into the level 3 portfolio	32	84
Transfers out of the level 3 portfolio	(84)	(43)
At 31 December	10,251	9,889		11,681
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	273	186
Financial assets at fair value through other comprehensive income | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	373	284
Exchange and other adjustments	3	(3)
Gains recognised in the income statement within other income	2	3
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(71)	92
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(206)	(3)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	101	373		284
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	5	(1)
Total financial assets (excluding derivatives) at fair value | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	10,262	11,965
Exchange and other adjustments	2	(2)
Gains recognised in the income statement within other income	531	355
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(71)	92
Purchases/increases to customer loans	1,251	1,080
Sales/repayments of customer loans	(1,571)	(3,269)
Transfers into the level 3 portfolio	32	84
Transfers out of the level 3 portfolio	(84)	(43)
At 31 December	10,352	10,262		£ 11,965
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 278	£ 185

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.